INVESTMENTS AND FAIR VALUE (Derivatives Not Designated as Hedges) (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Foreign Exchange Option [Member] Other Assets [Member] JPY (¥)	Dec. 31, 2014 Foreign Exchange Option [Member] Other Assets [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Option [Member] Other Liabilities [Member] JPY (¥)	Dec. 31, 2014 Foreign Exchange Option [Member] Other Liabilities [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Forward [Member] Other Assets [Member] JPY (¥)	Dec. 31, 2014 Foreign Exchange Forward [Member] Other Assets [Member] USD ($)	Dec. 31, 2014 Foreign Exchange Forward [Member] Other Liabilities [Member] JPY (¥)	Dec. 31, 2014 Foreign Exchange Forward [Member] Other Liabilities [Member] USD ($)
Derivatives
Fair Value, Assets					$ 24,864				$ 2,241
Fair Value, Liabilities							(841)				(91)
Notional Amount	362,500			39,309,229		1,223,582		2,853,587		912,500
Gains/(Losses)				21,283		12		2,241		(91)
Mark to fair value on derivatives	$ 26,715	$ 8,402	$ 264